Significant Accounting Policies - Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income [Abstract]
Operating lease income from fixed payments	¥ 22,630	¥ 68,558	¥ 124,140
Total	¥ 22,630	¥ 68,558	¥ 124,140